Condensed Statements of Cash Flows (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net income attributable to Textainer Group Holdings Limited common shareholders		$ 56,556	$ 54,250	$ 20,742
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation expense		4,388	7,355	6,083
Decrease (increase) in:
Prepaid expenses and other current assets	[1],[2]	8,693	12,072	10,114
Increase (decrease) in:
Accounts payable and accrued expenses	[1],[2]	(4,363)	808	(2,386)
Total adjustments		371,989	261,869	297,079
Net cash provided by operating activities		428,545	316,119	317,821
Cash flows from investing activities:
Net cash used in investing activities		(761,792)	(736,787)	(152,210)
Cash flows from financing activities:
Purchase of treasury shares		(8,597)
Issuance of common shares upon exercise of share options		126	130	961
Net cash provided by (used in) financing activities		386,182	408,154	(70,372)
Effect of exchange rate changes		42	(127)	207
Cash and cash equivalents, beginning of the year		137,298	137,894
Cash and cash equivalents, end of the year		180,552	137,298	137,894
Parent Company
Cash flows from operating activities:
Net income attributable to Textainer Group Holdings Limited common shareholders		56,724	50,378	19,365
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in net income of subsidiaries		(60,813)	(54,461)	(22,933)
Dividends received from subsidiaries		46,823
Share-based compensation expense		4,388	7,355	6,083
Decrease (increase) in:
Prepaid expenses and other current assets		(128)	34	(43)
Increase (decrease) in:
Accounts payable and accrued expenses		(237)	145	(50)
Total adjustments		(9,967)	(46,927)	(16,943)
Net cash provided by operating activities		46,757	3,451	2,422
Cash flows from investing activities:
(Decrease) increase in investments in subsidiaries, net		(41,865)	127	(204)
Net cash used in investing activities		(41,865)	127	(204)
Cash flows from financing activities:
Purchase of treasury shares		(8,597)
Issuance of common shares upon exercise of share options		126	130	961
Due to (from) affiliates, net		49	333	(831)
Net cash provided by (used in) financing activities		(8,422)	463	130
Effect of exchange rate changes		42	(127)	207
Net (decrease) increase in cash and cash equivalents		(3,488)	3,914	2,555
Cash and cash equivalents, beginning of the year		9,444	5,530	2,975
Cash and cash equivalents, end of the year		$ 5,956	$ 9,444	$ 5,530

[1]	Amounts for the years ended December 31, 2018 and 2017 have been reclassified to conform with 2019 presentation (see Note 1 (u) “Reclassifications and Changes in Presentation”).
[2]	Amounts for the years ended December 31, 2018 and 2017 have been reclassified to report the gross amounts of accounts receivable, prepaid expenses, accounts payable and accrued expenses arising from the managed fleet instead of the net presentation (see 2 “Immaterial Reclassification and Adjustment of Prior Periods” and Note 1 (u) “Reclassifications and Changes in Presentation “).